STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value (Note C)
Total investments at fair value	$ 49,467,092	$ 44,747,445
Receivables
Employer contributions	0	0
Participant contributions	0	0
Total receivables	0	0
NET ASSETS AVAILABLE FOR BENEFITS	49,467,092	44,747,445
Registered Investment Companies
Investments, at fair value (Note C)
Total investments at fair value	38,357,555	40,077,354
Pooled Separate Accounts
Investments, at fair value (Note C)
Total investments at fair value	7,364,105	0
Common and Collective Trust Fund
Investments, at fair value (Note C)
Total investments at fair value	2,973,527	3,472,715
Culp, Inc. Common Stock
Investments, at fair value (Note C)
Total investments at fair value	739,327	1,153,883
Money Market Fund
Investments, at fair value (Note C)
Total investments at fair value	$ 32,578	$ 43,493